Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities
(a)	Organization and principal activities

JOYY Inc. (the “Company” or “JOYY”), together with its subsidiaries, its VIEs (also referred to as VIEs and their subsidiaries as a whole, where appropriate) (collectively, the “Group”), is a leading global social media platform, offering users around the world a uniquely engaging and immersive experience across various video-based products and services, such as live streaming, short-form videos and video communication.

On November 16, 2020, the Company entered into definitive agreements with affiliates of Baidu, Inc. (Nasdaq: BIDU) (“Baidu”). Pursuant to the agreements, Baidu would acquire JOYY’s domestic video-based entertainment live streaming business (“YY Live”), which includes YY mobile app, YY.com website and PC YY, among others, for an aggregate purchase price of approximately US$3.6 billion in cash, subject to certain adjustments. Out of the total cash consideration of US$3.6 billion, consideration of US$300 million is subject to adjustment based on the achievement of certain conditions of YY Live. Subsequently, the sale was substantially completed on February 8, 2021, with certain matters remaining to be completed, including necessary regulatory approvals with respect to this transaction from government authorities. On February 25, 2025, the Company entered into agreements with Baidu, Inc. and closed the sale of its video-based entertainment live streaming business in mainland China (known as YY Live) to Baidu, Inc. for an aggregate purchase price of approximately US$2.1 billion in cash. The Company previously received approximately US$1.86 billion in February 2021. On February 25, 2025, the Company received additional cash consideration of approximately US$240 million. The details of this disposal are disclosed in Note 3.

(b)	Initial Public Offering

The Company completed its initial public offering (“IPO”) on November 21, 2012 on the “NASDAQ Global Select Market”. Effective March 31, 2025, the Company changed its ticker symbol on the Nasdaq Stock Market from “YY” to “JOYY”.

1.	Organization and principal activities (continued)
(c)	Principal subsidiaries and VIEs

The details of the principal subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2024 are set out below:

			% of direct
		Date of	or indirect
	Place of	incorporation or	economic
Name	incorporation	acquisition	ownership	Principal activities

Principal subsidiaries
Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands (“BVI”)	November 6, 2007	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai”)	PRC	March 19, 2008	100%	Investment holding

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Bigo Inc.	Cayman Islands	March 4, 2019	100%	Investment holding

Bigo Technology Pte. Ltd. (“Bigo Singapore”)	Singapore	March 4, 2019	100%	Investment holding, operation of live streaming platform

Bigo (Hong Kong) Limited (“Bigo HK”)	Hong Kong	March 4, 2019	100%	Investment holding

Guangzhou BaiGuoYuan Information Technology Co., Ltd. (“BaiGuoYuan Technology”)	PRC	March 4, 2019	100%	Software development and provision of information technology services

Principal VIEs

Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005		Holder of internet content provider licenses and internet value added services

Guangzhou BaiGuoYuan Network Technology Co., Ltd. (“Guangzhou BaiGuoYuan”)	PRC	March 4, 2019		Holder of internet content provider licenses and internet value added services

(d)	Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide internet-content, the Group conducts its operations primarily through its principal VIEs, Guangzhou Huaduo and Guangzhou BaiGuoYuan, which hold the internet value-added service license and approvals to provide such internet services in the PRC. The Company, via its subsidiaries Beijing Huanju Shidai and BaiGuoYuan Technology, controlled Guangzhou Huaduo and Guangzhou BaiGuoYuan, respectively, through the exercise of contractual agreements discussed below.

1.	Organization and principal activities (continued)
(d)	Variable Interest Entities (continued)
(i)	VIE agreements amongst Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders

The following is a summary of the contractual arrangements entered among Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders:

●	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Guangzhou Huaduo’s revenues, and the amount of service fee is ultimately (unilaterally) determined by Beijing Huanju Shidai. The term of this agreement will expire in 2028 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

●	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support, business support and consulting services related to the services provided by Guangzhou Huaduo, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2038 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

●	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Guangzhou Huaduo and each of the shareholders of Guangzhou Huaduo. Under the exclusive option agreement, each of the shareholders of Guangzhou Huaduo irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Guangzhou Huaduo. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Guangzhou Huaduo’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huaduo. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

●	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Guangzhou Huaduo, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou Huaduo, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huaduo requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huaduo. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou Huaduo.

1.	Organization and principal activities (continued)
(d)	Variable Interest Entities (continued)

(i)VIE agreements amongst Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders (continued)

●	Share Pledge Agreement

Pursuant to the share pledge agreement between Beijing Huanju Shidai and the shareholders of Guangzhou Huaduo, the shareholders of Guangzhou Huaduo have pledged all of their equity interests in Guangzhou Huaduo to Beijing Huanju Shidai to guarantee the performance by Guangzhou Huaduo and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Guangzhou Huaduo and/or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

(ii)	VIE agreements amongst BaiGuoYuan Technology, Guangzhou BaiGuoYuan and its nominee shareholders

The following is a summary of the contractual arrangements entered among BaiGuoYuan Technology, Guangzhou BaiGuoYuan and its nominee shareholders.

●	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between BaiGuoYuan Technology and Guangzhou BaiGuoYuan, BaiGuoYuan Technology has the exclusive right to provide Guangzhou BaiGuoYuan technology support, business support and consulting services related to the services provided by Guangzhou BaiGuoYuan, the scope and service fees of which is to be determined by BaiGuoYuan Technology from time to time. BaiGuoYuan Technology owns the exclusive intellectual property rights created as a result of the performance of this agreement. BaiGuoYuan Technology receives substantially all of the economic interest returns generated by Guangzhou BaiGuoYuan. The term of this agreement will not expire unless with BaiGuoYuan Technology’s written confirmation to terminate the agreement.

●	Exclusive Option Agreement

The parties to the exclusive option agreement are BaiGuoYuan Technology, Guangzhou BaiGuoYuan and each of the shareholders of Guangzhou BaiGuoYuan. Under the exclusive option agreement, each of the shareholders of Guangzhou BaiGuoYuan irrevocably granted BaiGuoYuan Technology or its designated representative(s) an exclusive option to purchase, to the extent permitted under the PRC laws, all or part of his or its equity interests in Guangzhou BaiGuoYuan. BaiGuoYuan Technology or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without BaiGuoYuan Technology’s prior written consent, Guangzhou BaiGuoYuan’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou BaiGuoYuan. The term of this agreement is ten years and may be extended at BaiGuoYuan Technology’s sole discretion.

●	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Guangzhou BaiGuoYuan, each such shareholder appointed BaiGuoYuan Technology as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou BaiGuoYuan, including, without limitation, the power to vote on its behalf on all matters of Guangzhou BaiGuoYuan requiring shareholders’ approval under the PRC laws and regulations and the articles of association of Guangzhou BaiGuoYuan. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou BaiGuoYuan.

1.	Organization and principal activities (continued)
(d)	Variable Interest Entities (continued)

(ii)VIE agreements amongst BaiGuoYuan Technology, Guangzhou BaiGuoYuan and its nominee shareholders (continued)

●	Share Pledge Agreement

Pursuant to the share pledge agreement between BaiGuoYuan Technology and the shareholders of Guangzhou BaiGuoYuan, the shareholders of Guangzhou BaiGuoYuan have pledged all of their equity interests in Guangzhou BaiGuoYuan to BaiGuoYuan Technology to guarantee the performance by Guangzhou BaiGuoYuan and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement and powers of attorney. If Guangzhou BaiGuoYuan and/or its shareholders breach their contractual obligations under those agreements, BaiGuoYuan Technology, as pledgee, will be entitled to voting right and the right to sell the pledged equity interests.

Through the aforementioned contractual agreements, Guangzhou Huaduo and Guangzhou BaiGuoYuan are consolidated under US GAAP (ASC 810) because the Company, through Beijing Huanju Shidai and BaiGuoYuan Technology, respectively, has the ability to:

●	exercise effective control over Guangzhou Huaduo and Guangzhou BaiGuoYuan;
●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from these VIEs as if it were their sole shareholder; and
●	have an exclusive option to purchase all of the equity interests in these VIEs.

In addition to the aforementioned contractual agreements, Beijing Huanju Shidai also entered into similar contractual agreements with Beijing Tuda Science and Technology Co., Ltd. (“Beijing Tuda”). Guangzhou Huanju Shidai also entered into similar contractual agreements with Guangzhou Xuancheng Network Technology Co., Ltd. (“Guangzhou Xuancheng”), Guangzhou Yueyi Network Technology Partnership (LP) (“Guangzhou Yueyi”), Guangzhou Xuanyi Network Technology Partnership (LP) (“Guangzhou Xuanyi”) and Guangzhou Ruicheng Network Technology Co., Ltd. (“Guangzhou Ruicheng”). Guangzhou Wangxing Information Technology Co., Ltd. (“Guangzhou Wangxing”) also entered into similar contractual agreements with Chengdu Yunbu Network Technology Co., Ltd. (“Chengdu Yunbu”), Chengdu Luota Network Technology Co., Ltd. (“Chengdu Luota”) and Chengdu Jiyue Network Technology Co., Ltd. (“Chengdu Jiyue”). BaiGuoYuan Technology also entered into similar contractual agreements with Guangzhou Shangying Network Technology Co., Ltd. (“Guangzhou Shangying”), Guangzhou Fangu Network Technology Partnership (LP) (“Guangzhou Fangu”), Guangzhou Wanyin Network Technology Partnership (LP) (“Guangzhou Wanyin”) and Guangzhou Qianxun Network Technology Co., Ltd. (“Guangzhou Qianxun”). Through these contractual agreements, Beijing Tuda, Guangzhou Xuancheng, Guangzhou Yueyi, Guangzhou Xuanyi, Guangzhou Ruicheng, Chengdu Yunbu, Chengdu Luota, Chengdu Jiyue, Guangzhou Shangying, Guangzhou Fangu, Guangzhou Wanyin and Guangzhou Qianxun are considered VIEs of the Group. The VIEs disclosed in this paragraph are not material and do not have any significant impact on the Company’s results and financial position.

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. These agreements provide the Company with a controlling financial interest in each of the VIEs (as well as being the primary beneficiary for each) and provide basis for the consolidation of the financial results of each VIE under US GAAP (ASC 810).The Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs amounting to US$744,087 as of December 31, 2024. The VIEs were incorporated as limited liability companies under the PRC Company Law and in accordance with the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs as the Company does not have direct legal ownership over the VIEs.

1.	Organization and principal activities (continued)
(d)	Variable Interest Entities (continued)
(ii)	VIE agreements amongst BaiGuoYuan Technology, Guangzhou BaiGuoYuan and its nominee shareholders (continued)

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC internet value-added services business through the VIEs, the Company will, if needed, provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

Please refer to Note 4(a) for the consolidated financial information of the Group’s VIEs as of December 31, 2022, 2023 and 2024.